Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [Abstract]
Disclosure of financial assets at fair value through profit or loss

9.	Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss as of December 31, 2019 and 2020 are as follows:

	2019		2020
Debt instruments:
Governments	~~W~~	2,873,419	4,248,448
Financial institutions		12,711,074	13,997,922
Corporations		8,541,514	9,356,842
Stocks with put option		598,858	583,590
Equity investment with put option		1,458,933	1,860,195
Beneficiary certificates		10,678,620	12,451,709
Commercial papers		5,160,063	6,369,854
CMA		3,723,401	2,806,485
Others (*)		2,655,260	3,411,647

		48,401,142	55,086,692

Equity instruments:
Stocks		1,488,743	1,627,020
Equity investment		—	1,697
Others		109,197	107,742

		1,597,940	1,736,459

	~~W~~	49,999,082	56,823,151

Other:
Loans at fair value	~~W~~	2,154,821	2,016,801
Due from banks at fair value		897,525	63,112
Gold/silver deposits		111,715	188,339

	~~W~~	53,163,143	59,091,403

(*)	As of December 31, 2019 and 2020, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,103,050 million and ~~W~~ 1,907,210 million, respectively.

(b)	Financial assets to which overlay approach are applied in accordance with IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ as of December 31, 2019 and 2020 are as follows:

	2019		2020
Due from banks at fair value through profit or loss	~~W~~	897,525	63,112
Securities at fair value through profit or loss		5,139,380	4,865,908

	~~W~~	6,036,905	4,929,020

A financial asset is eligible for designation for the overlay approach, if it is measured at fair value through profit or loss applying IFRS 9 but would not have been measured at fair value through profit or loss in its entirety applying IAS 39; and it is not held in respect of an activity that is not associated with contracts within the scope of IFRS 4.

The reclassified amounts between profit or loss and other comprehensive income due to the overlay approach as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Profit or loss			Other comprehensive income
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	150,865	(74,586)	225,451	(50,042)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		65,627	43,493	22,134	(4,672)

	~~W~~	216,492	(31,093)	247,585	(54,714)

	2020
	Profit or loss			Other comprehensive income (*)
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	123,808	(21,488)	145,301	(39,140)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		53,806	62,926	(9,120)	4,086
Net gain (loss) on foreign currency conversion of financial assets at fair value through profit or loss		74	—	74	(20)

	~~W~~	177,688	41,438	136,255	(35,074)

(*)	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is ~~W~~(10,883) million.